
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [_]; Amendment Number:

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
         This Amendment (Check only one):..... [_] is a restatement.

                                               [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                     Name:...       Jay G. Goldman

                     Address:       152 W. 57/th/ Street

                                    New York, NY 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                             Name:. Jay G. Goldman

                             Title:

                             Phone: (212) 262-4343

Signature, Place, and Date of Signing:

/s/ Jay G. Goldman               New York, NY               May 14, 2003
[Signature]...............       [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: 107,928
                        (thousands)

List of Other Included Managers:

   Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                          FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------             -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------       -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AOL TIME WARNER,
 INC................        COM     00184A105     920     84,700  SH         SOLE                84,700
ABERCROMBIE & FITCH
 CO CL A............        CL A    002896207   1,111     37,000  SH         SOLE                37,000
ABGENIX INC.........        COM     00339B107     613     70,000  SH         SOLE                70,000
ADVANCED MEDICAL
 OPTICS INC.........        COM     00763M108   2,826    210,100  SH         SOLE               210,100
AEROPOSTALE INC.....        COM     007865108     197     14,900  SH         SOLE                14,900
ADVANCED MICRO
 DEVICES INC........        COM     007903107     371     60,000  SH         SOLE                60,000
ALLMERICA FINC'L
 CORP...............        COM     D19754100     170     12,100  SH         SOLE                12,100
AQUILA INC..........        COM     03840P102      30     14,500  SH         SOLE                14,500
ARTESYN
 TECHNOLOGIES
 INC................        COM     043127109   4,319  1,393,300  SH         SOLE             1,393,300
BKF CAPITAL-GROUP,
 INC................        COM     05548G102   5,096    313,600  SH         SOLE               313,600
BAYER
 AKTIEMGESELLSCHAFT      SPONSORED
 ADS................        ADR     072730302     682     50,000  SH         SOLE                50,000
BEARING POINT.......        COM     074002106     701    110,000  SH         SOLE               110,000
BINDVIEW
 DEVELOPMENT
 CORP...............        COM     090327107     154    122,800  SH         SOLE               122,800
BOSTON SCIENTIFIC
 CORP COM...........        COM     101137107   1,427     35,000  SH         SOLE                35,000
BRISTOL MYERS
 SQUIBB CO COM......        COM     110122108   1,057     50,000  SH         SOLE                50,000
CAPITAL FEDERATED
 FINANCIAL..........        COM     14057C106   6,285    209,700  SH         SOLE               209,700
CISCO SYSTEMS INC
 COM................        COM     17275R102     259     20,000  SH         SOLE                20,000
CITIBANK W FSB 2ND
 CONTIGENT
 LITIGATION
 RECOVERY                 2ND CONT
 INTEREST...........       LITIG    17306J301       6     30,000  SH         SOLE                30,000
COCA-COLA
 ENTERPRISES INC
 COM................        COM     191219104   1,308     70,000  SH         SOLE                70,000
COGNIZANT TECH
 SOLUJTIONS CL-.....        CL A    192446102     673     10,000  SH         SOLE                10,000
COLUMBIA
 LABORATORIES INC
 COM................        COM     197779101     195     50,000  SH         SOLE                50,000
CONCORD EFS INC.....        COM     206197105     137     14,600  SH         SOLE                14,600
CORVIS CORP.........        COM     221009103      33     50,000  SH         SOLE                50,000
DADE BEHRING HLDGS
 INC................        COM     23342J206  14,366    767,028  SH         SOLE               767,028
DIAMONDS............     UNIT SER 1 252787106     399      5,000  SH         SOLE                 5,000
EMC CORP MASS
 COM................        COM     268648102   1,446    200,000  SH         SOLE               200,000
ECHOSTAR
 COMMUNICATIONS
 SUB 4.875%                 NOTE
 01/01/2007.........     4.875% 1/0 278762AD1     969  1,000,000 PRN         SOLE             1,000,000
ENTERASYS
 NETWORKS INC.......        COM     293637104     276    149,000  SH         SOLE               149,000
ERIE INDEMNITY CO CL
 A..................        CL A    29530P102   5,611    154,658  SH         SOLE               154,658
FEDERATED DEPT
 STORES INC NE
 COM................        COM     31410H101   5,439    194,100  SH         SOLE               194,100
FOOT LOCKER INC.....        COM     344849104   2,461    230,000  SH         SOLE               230,000
FOREST LABS INC
 COM................        COM     345838106     270      5,000  SH         SOLE                 5,000
THE GAP INC.........        COM     364760108   1,653    114,100  SH         SOLE               114,100
GENERAL ELEC CO
 COM................        COM     369604103     383     15,000  SH         SOLE                15,000
GENERAL MOTORS
 CORP (HUGHES)......      CL H NEW  370442832     476     42,500  SH         SOLE                42,500
GILLETTE CO COM.....        COM     375766102   1,856     60,000  SH         SOLE                60,000
GOLDMAN SACHS
 GROUP INC..........        COM     38141G104     511      7,500  SH         SOLE                 7,500
HCA INC.............        COM     404119109   1,448     35,000  SH         SOLE                35,000
HEALTHSOUTH
 CORPORATION
 COM................        COM     421924101       7    100,000  SH         SOLE               100,000
HERSHEY FOODS CORP
 COM................        COM     427866108   1,567     25,000  SH         SOLE                25,000
HOUSEHOLD INTL
 INC................        COM     441815107     684     25,000  SH         SOLE                25,000
INFOSPACE INC NEW
 +..................      COM NEW   45678T201     616     56,700  SH         SOLE                56,700
INSIGNIA FIN'L GROUP
 INC................        COM     45767A105     271     24,800  SH         SOLE                24,800
INTERPUBLIC GROUP
 COS INC COM........        COM     460690100   1,581    170,000  SH         SOLE               170,000

JEFFERIES GROUP NEW..................       COM            472319102      1,061    29,500 SH       SOLE    29,500
LSI LOGIC CORP COM...................       COM            502161102        136    30,000 SH       SOLE    30,000
LABORTORY CORP OF AMER HLD NE........     COM NEW          50540R409        205     6,900 SH       SOLE     6,900
LEVEL 3 COMMUNICATIONS INC...........       COM            52729N100        134    25,900 SH       SOLE    25,900
MANDALAY RESORT GROUP................       COM            562567107        744    27,000 SH       SOLE    27,000
MCDONALDS CORP COM...................       COM            580135101      2,169   150,000 SH       SOLE   150,000
MERCK & CO INC COM...................       COM            589331107        548    10,000 SH       SOLE    10,000
METRO-GOLDWYN-MAYER INC..............       COM            591610100      2,573   245,000 SH       SOLE   245,000
MICRON TECHNOLOGY CORP COM...........       COM            595112103      1,709   210,000 SH       SOLE   210,000
MIPS TECHNOLOGIES CL B...............      CL B            604567206      1,837 1,086,800 SH       SOLE 1,086,800
NASDAQ-100 SHARES....................   UNIT SER 1         631100104      1,010    40,000 SH       SOLE    40,000
OSI PHARMACEUTICALS+.................       COM            671040103        800    50,000 SH       SOLE    50,000
PG & E CORP HOLDING CO...............       COM            69331C108      3,094   230,000 SH       SOLE   230,000
PF CHANGS CHINA BISTRO INC...........       COM            69333Y108        370    10,000 SH       SOLE    10,000
PLAINS EXPLORATION & PRODUCTI........       COM            726505100        805    97,600 SH       SOLE    97,600
QUINTILES TRANSNATIONAL CORP COM.....       COM            748767100      2,309   190,000 SH       SOLE   190,000
RFS HOTEL INVESTORS INC COM..........       COM            74955J108      1,257   129,600 SH       SOLE   129,600
RESEARCH IN MOTION LTD...............       COM            760975102      1,240    95,000 SH       SOLE    95,000
RUSS BERRIE & CO.....................       COM            782233100        230     7,200 SH       SOLE     7,200
AMEX S & P DEPOSITARY RECEIPT (SPDRS) EXCH TRDED FNDS      78462F103        424     5,000 SH       SOLE     5,000
SANGSTAT MEDICAL CORP COM............       COM            801003104      1,127   115,000 SH       SOLE   115,000
MERRILL LYNCH SEMI HLDRS.............    DEBT RCPT         816636203        462    20,000 SH       SOLE    20,000
SUN MICROSYSTEMS INC COM.............       COM            866810104        423   130,000 SH       SOLE   130,000
SYKE ENTERPRISES INC.................       COM            871237103         89    22,940 SH       SOLE    22,940
SYNAVANT INC.........................       COM            87157A105        726   462,600 SH       SOLE   462,600
TMP WORLDWIDE INC....................       COM            872941109        539    50,000 SH       SOLE    50,000
TARGET CORP..........................       COM            87612E106      4,556   155,700 SH       SOLE   155,700
TOYS-R-US COM........................       COM            892335100        121    14,500 SH       SOLE    14,500
USA INTERACTIVE INC..................       COM            902984103        937    35,000 SH       SOLE    35,000
VALUECLICK INC.......................       COM            92046N102         77    25,000 SH       SOLE    25,000
VAX GEN INC..........................     COM NEW          922390208         60    20,000 SH       SOLE    20,000
WILLIAMS COS COM.....................       COM            969457100         88    19,300 SH       SOLE    19,300
WYETH................................       COM            983024100      2,269    60,000 SH       SOLE    60,000
PUT SPZ3 APR 775.....................  INDEX OPTION        P07753SPZ          8        24     PUT  SOLE        24
PUT SPX3 APR 825.....................  INDEX OPTION        P08253SPX         31        24     PUT  SOLE        24
PUT SPX3 APR 850.....................  INDEX OPTION        P08503SPX      1,443       650     PUT  SOLE       650
PUT ZQN APR 27 1/2...................  LISTED OPTION  023135PBE-023135956    98       500     PUT  SOLE       500
PUT AQO JUL 20.......................  LISTED OPTION  02886PSAA-02886P959    84       200     PUT  SOLE       200
PUT BUD APR 50.......................  LISTED OPTION  035229PAJ-03522953     70       200     PUT  SOLE       200
PUT CAH APR 60.......................  LISTED OPTION  14149YPAS-14149Y958    56       150     PUT  SOLE       150
CALL C APR 35........................  LISTED OPTION  172967DBC-172967901    29       300     CALL SOLE       300
CALL CCU APR 35......................  LISTED OPTION  184502DAQ-184502902    12       100     CALL SOLE       100
CALL CE APR 07 1/2...................  LISTED OPTION  206197DAF-206197905     1         5     CALL SOLE         5
PUT CYT MAY 30.......................  LISTED OPTION  232820QAK-232820950    66       250     PUT  SOLE       250
PUT DLQ MAY 27 1/2...................  LISTED OPTION  247025QBW-247025959    16        97     PUT  SOLE        97
CALL KDE APR 15......................  LISTED OPTION  350865DAA-350865901     5       500     CALL SOLE       500
CALL GIS APR 45......................  LISTED OPTION  370334DAL-370334904    23       200     CALL SOLE       200
CALL GS JUL 70.......................  LISTED OPTION  38141GGBA-38141G904   126       300     CALL SOLE       300
PUT HSY APR 70.......................  LISTED OPTION  427866PAN-427866958   183       250     PUT  SOLE       250
PUT IBM APR 75.......................  LISTED OPTION  459200PAP-459200951     7        48     PUT  SOLE        48
CALL JEF APR 35......................  LISTED OPTION  472319DAM-472319902    20       100     CALL SOLE       100

PUT KMB MAY 45..... LISTED OPTION 494368QAP-494368953     160 1,000  PUT SOLE 1,000
CALL LMT APR 40.... LISTED OPTION 539830DAP-539830909     150   200 CALL SOLE   200
CALL MCD APR 15.... LISTED OPTION 580135DAC-580135901       1    17 CALL SOLE    17
PUT MEQ APR 35..... LISTED OPTION 584699PAJ-584699952      95   350  PUT SOLE   350
PUT NSM MAY 15..... LISTED OPTION 637640QCE-637640953       8   100  PUT SOLE   100
PUT FQC APR 15..... LISTED OPTION 65332VPAB-65332V953      36   200  PUT SOLE   200
CALL PFE APR 27 1/2 LISTED OPTION 717081DAG-717081903      74   200 CALL SOLE   200
PUT QRT APR 10..... LISTED OPTION 748767PAC-748767950       9   885  PUT SOLE   885
PUT PLQ APR 20..... LISTED OPTION 855030PAC-855030952      88   500  PUT SOLE   500
CALL TOY SEP 10.... LISTED OPTION 892335IAD-892356906      14   193 CALL SOLE   193
PUT VAR APR 50..... LISTED OPTION 92220PPAJ-92220P955      38   500  PUT SOLE   500
                                                      -------
TOTAL..............                                   107,928